Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013